UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/02

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  	Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    17 July 2002
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		93

Form 13F Information Table Value Total:	              $101,394 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      294 54334.000SH       Sole                54334.000
AOL-Time Warner, Inc.          COM              02364J104      462 31437.000SH       Sole                31437.000
Agilent Technologies Inc.      COM              00846U101      717 30314.000SH       Sole                30314.000
Albertson's Incorporated       COM              013104104     1245 40880.000SH       Sole                40880.000
Allstate Corp                  COM              020002101      924 24976.000SH       Sole                24976.000
American Electric Power        COM              025537101     1177 29415.000SH       Sole                29415.000
American International Group,  COM              026874107     2530 37073.500SH       Sole                37073.500
American Natl Ins Co Com       COM              028591105      914 9495.000 SH       Sole                 9495.000
Amsouth Bancorporation Com     COM              032165102      960 42900.000SH       Sole                42900.000
Bank of America                COM              060505104     1805 25655.000SH       Sole                25655.000
Boeing                         COM              097023105     1706 37904.000SH       Sole                37904.000
Bristol Myers Squibb           COM              110122108     1584 61653.000SH       Sole                61653.000
British Petroleum Corporation  COM              055622104      550 10903.000SH       Sole                10903.000
Cascade Natural Gas            COM              147339105      373 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      600 53581.000SH       Sole                53581.000
Cisco Sys Inc Com              COM              17275R102      397 28488.000SH       Sole                28488.000
Citigroup Inc.                 COM              172967101     1555 40125.777SH       Sole                40125.777
Coca Cola                      COM              191216100      655 11693.353SH       Sole                11693.353
Commercial Bancshares Florida  COM              201607108     5797 207028.000SH      Sole               207028.000
Commercial Net Realty          COM              202218103      173 10800.000SH       Sole                10800.000
Compass Bank                   COM              20449H109     1380 41065.000SH       Sole                41065.000
Constellation Brands Inc.      COM                             224 7000.000 SH       Sole                 7000.000
Dell Corporation               COM              247025109      685 26200.000SH       Sole                26200.000
Deluxe Corp Com                COM              248019101      279 7175.000 SH       Sole                 7175.000
Dodge & Cox Stock Fund Com     COM              256219106      438 4466.874 SH       Sole                 4466.874
EMC Corporation                COM              268648102      349 46222.000SH       Sole                46222.000
Eastman Chemical               COM              277432100      258 5502.000 SH       Sole                 5502.000
Emerson Electric               COM              291011104     1144 21388.000SH       Sole                21388.000
Excelon Corp.                  COM              674416102       14 15200.000SH       Sole                15200.000
Exxon Corp                     COM              302290101     1412 34507.000SH       Sole                34507.000
Florida Rock Industries        COM              341140101     4640 129581.000SH      Sole               129581.000
Flowers Inc. Inc.              COM              343496105      331 12796.001SH       Sole                12796.001
Gammon Lake Res Inc. F         COM                              28 30000.000SH       Sole                30000.000
General Electric               COM              369604103     3477 119707.000SH      Sole               119707.000
Genuine Parts                  COM              372460105     1805 51777.000SH       Sole                51777.000
H J Heinz                      COM              423074103     2743 66751.000SH       Sole                66751.000
Havana Republic Inc.           COM                               0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM                             649 15262.000SH       Sole                15262.000
Hewlett Packard                COM              428236103     1468 96057.919SH       Sole                96057.919
Hilton Hotel Corporation       COM              432848109      223 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     2490 67791.000SH       Sole                67791.000
Intel Corporation              COM              458140100     2031 111139.000SH      Sole               111139.000
International Business Machine COM              459200101      960 13338.625SH       Sole                13338.625
J.P Morgan Chase & Co.         COM              46625H100      211 6209.000 SH       Sole                 6209.000
Johnson & Johnson              COM              478160104     3963 75825.000SH       Sole                75825.000
Johnson Controls               COM              478366107      600 7350.000 SH       Sole                 7350.000
Laservision Tech.              COM              501803209       12 11500.000SH       Sole                11500.000
Loch Harris Inc Com New        COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107       33 20029.541SH       Sole                20029.541
Mcdonalds Corp.                COM              580135101      377 13236.706SH       Sole                13236.706
Mellon Bank Corp               COM              585509102     2919 92888.000SH       Sole                92888.000
Merck & Co. Inc.               COM              589331107     1217 24031.010SH       Sole                24031.010
Microsoft Corporation          COM              594918104      405 7403.000 SH       Sole                 7403.000
Motorola, Inc.                 COM              620076109      975 67649.000SH       Sole                67649.000
Nokia                          COM              654902204      152 10520.000SH       Sole                10520.000
Nordstrom, Inc.                COM              655664100      844 37265.000SH       Sole                37265.000
Northern Trust Bank            COM              665859104      211 4780.000 SH       Sole                 4780.000
Oracle Corporation             COM              68389X105      122 12870.000SH       Sole                12870.000
Park Place Entertainment       COM              700690100      193 18831.000SH       Sole                18831.000
Parkway Holdings Ltd           COM                               5 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      459 18200.000SH       Sole                18200.000
Pepsico Inc.                   COM              713448108     2490 51659.551SH       Sole                51659.551
Pfizer                         COM              717081103     3502 100049.000SH      Sole               100049.000
Phillips Petroleum Co.         COM              718507106     3014 51195.000SH       Sole                51195.000
Post Properties Inc.           COM              737464107      908 30100.000SH       Sole                30100.000
Potomac Electric Power Company COM              737679100      442 20600.000SH       Sole                20600.000
Procter & Gamble               COM              742718109      500 5600.000 SH       Sole                 5600.000
Regency Centers Corporation    COM              758939102      737 24850.000SH       Sole                24850.000
Royal Dutch Petroleum Co.      COM              780257804     2584 46745.000SH       Sole                46745.000
Safeco Corp.                   COM              786429100     1162 37630.000SH       Sole                37630.000
Safeway Stores Inc.            COM              786514208      741 25378.000SH       Sole                25378.000
Sony Corporation               COM              835699307      616 11605.000SH       Sole                11605.000
Southern Company               COM              842587107      201 7350.000 SH       Sole                 7350.000
Sprint Corp.                   COM              852061100      138 13015.000SH       Sole                13015.000
Stein Mart, Inc.               COM              858375108      131 11060.000SH       Sole                11060.000
Suntrust Banks Inc.            COM              867914103      776 11455.000SH       Sole                11455.000
Synovus Financial Corp.        COM              87161C105      295 10705.000SH       Sole                10705.000
Target Inc.                    COM              87612E106      343 8997.000 SH       Sole                 8997.000
Teco Energy Inc Com            COM              872375100      230 9300.000 SH       Sole                 9300.000
Verizon Communications         COM              92343V104     1816 45219.000SH       Sole                45219.000
Vodafone Corp.                 COM              92857T107      191 14000.000SH       Sole                14000.000
Wachovia Corp. New             COM              929771103     4290 112374.346SH      Sole               112374.346
Wal-Mart Stores                COM              931142103     1313 23869.000SH       Sole                23869.000
Walt Disney                    COM              254687106      287 15168.000SH       Sole                15168.000
Wells Fargo & Co.              COM              949746101     1237 24715.000SH       Sole                24715.000
Worldcom Group                 COM              55268B106       21 86447.000SH       Sole                86447.000
Wyndham Intl Inc. Class A      COM              983101106       12 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     6109 7360800.000SH     None              7360800.000
Zimmer Holdings Inc.           COM              98956P102      200 5616.000 SH       Sole                 5616.000
Citigroup VII 7.125%           PFD                            1044    41250 SH       Sole                    41250
JP Morgan Pfd. 7.00% 2/15/32   PFD                             486    19600 SH       Sole                    19600
Rochester G&E 6.650%           PFD                             230     9000 SH       Sole                     9000
SunTrust Cap. IV PFD 7.125%    PFD                            1200    47800 SH       Sole                    47800
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